Note 17 - Restructuring Costs (Details Textual) - Grand Prairie, Texas Manufacturing Site [Member] $ in Millions	Jun. 30, 2024 USD ($)
Employee Severance [Member]
Restructuring Reserve	$ 0.9
Exit and Disposal Activities [Member]
Restructuring Reserve	$ 0.4